Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO NEOs(3) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($) (e)	Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)			Total Shareholder Return(5) ($) (f)	Peer Group Total Shareholder Return(5) ($) (g)	Net Income (in millions)(6) ($) (h)	MIP EPS(7) ($) (i)
2024	8,864,041	9,955,150	3,043,397	3,283,151	111	133	698	5.63
2023	7,719,674	4,959,778	2,336,933	1,510,555	95	97	881	8.10
2022	8,733,364	7,563,916	2,734,143	1,891,070	107	98	1,151	6.83
2021	7,696,094	11,609,076	2,477,730	3,431,583	134	124	1,168	6.12
2020	5,014,099	1,865,997	1,892,565	1,817,386	83	90	497	5.14

Company Selected Measure Name	"MIP EPS" measures absolute performance for one-year EPS excluding non-performance items, uses net-charge-offs in lieu of provision expense for credit losses and applies an interest rate collar of 50%. Please see "Compensation Discussion and Analysis" for more information about this calculation.
Named Executive Officers, Footnote	The dollar amounts reported in this column represent the amounts of total compensation reported for Mr. Farmer (our principal executive officer, or "PEO") for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table.”The dollar amounts reported in this column represent the average of the amounts reported for Comerica's NEOs as a group (excluding Mr. Farmer, who has served as our PEO since April 2019) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Farmer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Herzog, Mr. Sefzik, Ms. Crespi and Mr. Goldman (ii) for 2023, Mr. Herzog, Mr. Sefzik, Ms. Crespi and Ms. Burkhart; (iii) for 2022, Mr. Herzog, Mr. Sefzik, Mr. Oberg, Mr. Buchanan and Ms. Crespi; (iv) for 2021, Mr. Herzog, Mr. Buchanan, Mr. Sefzik and Mr. Oberg; and (v) for 2020, Mr. Herzog, Mr. Carr, Mr. Buchanan and Ms. Crespi.
Peer Group Issuers, Footnote	Total Shareholder Return ("TSR") is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last fiscal day in 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the KBW Bank Index for each year disclosed in the table.
PEO Total Compensation Amount	$ 8,864,041	$ 7,719,674	$ 8,733,364	$ 7,696,094	$ 5,014,099
PEO Actually Paid Compensation Amount	$ 9,955,150	4,959,778	7,563,916	11,609,076	1,865,997
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Farmer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Farmer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Farmer’s total compensation as reported in the Summary Compensation Table for each year to determine the "compensation actually paid":

Year	Reported Summary Compensation Table Total for PEO ($)	Subtract: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Subtract: Reported Change in the Actuarial Present Value of Pension Benefits(c) ($)	Add: Pension Benefit Adjustments(d) ($)	Compensation Actually Paid to PEO ($)
2024	8,864,041	5,329,350	6,497,226	200,036	123,269	9,955,150
2023	7,719,674	5,093,202	2,475,769	308,280	165,817	4,959,778
2022	8,733,364	4,281,205	3,162,544	187,153	136,366	7,563,916
2021	7,696,094	3,805,582	7,734,030	114,858	99,392	11,609,076
2020	5,014,099	3,188,716	149,175	158,455	49,894	1,865,997
(a)The amounts included in this column represent the grant date fair value of equity awards, calculated as the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	5,991,677	878,442	—	(372,893)	—	—	6,497,226
2023	3,876,155	(1,634,844)	—	234,458	—	—	2,475,769
2022	3,749,103	(624,360)	—	37,801	—	—	3,162,544
2021	5,603,372	1,999,322	—	131,336	—	—	7,734,030
2020	2,635,946	(2,065,535)	—	(421,236)	—	—	149,175
(c)The amounts included in this column are the amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for the applicable year.
(d)The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Farmer during the applicable year (the “Service Cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that is attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “Prior Service Cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustment ($)
2024	123,269	—	123,269
2023	165,817	—	165,817
2022	136,366	—	136,366
2021	95,950	3,442	99,392
2020	49,894	—	49,894

Non-PEO NEO Average Total Compensation Amount	$ 3,043,397	2,336,933	2,734,143	2,477,730	1,892,565
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,283,151	1,510,555	1,891,070	3,431,583	1,817,386
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Farmer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Farmer) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Farmer) as reported in the Summary Compensation Tables for each year to determine the "compensation actually paid," using the same methodology described above in Note 2.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Subtract: Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments(a) ($)	Subtract: Average Reported Change in the Actuarial Present Value of Pension Benefits(b) ($)	Add: Average Pension Benefit Adjustments(c) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	3,043,397	1,192,748	1,442,571	54,688	44,619	3,283,151
2023	2,336,933	1,056,868	376,960	210,819	64,349	1,510,555
2022	2,734,143	899,126	18,834	23,937	61,156	1,891,070
2021	2,477,730	911,371	1,800,780	27,476	91,920	3,431,583
2020	1,892,565	799,843	841,834	130,925	13,755	1,817,386
(a)The amounts deducted or added in calculating the total average equity award adjustments are as set forth below. See Note 3 for the names of non-PEO NEOs included in the calculation for each fiscal year.

Year	Average Year End Fair Value of Unvested Year Equity Awards Granted in the Year ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	1,340,983	169,832	—	(68,244)	—	—	1,442,571
2023	804,325	(355,066)	—	(72,299)	—	—	376,960
2022	651,661	(184,686)	—	14,219	(462,360)	—	18,834
2021	1,341,915	421,124	—	37,741	—	—	1,800,780
2020	1,139,640	(208,030)	—	(89,776)	—	—	841,834
(b)The amounts included in this column are the average amounts reported for non-PEO NEOs in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table during each fiscal year. Pursuant to SEC rules, averages include negative changes reflected as "0". See Note 3 for the names of non-PEO NEOs included in the calculation for each fiscal year.
(c)The average amounts deducted or added in calculating the total pension benefit adjustments are as set forth below. See Note 3 for the names of non-PEO NEOs included in the calculation for each fiscal year.

Year	Average Service Cost ($)	Average Prior Service Cost ($)	Average Total Pension Benefit Adjustment ($)
2024	44,619	—	44,619
2023	64,349	—	64,349
2022	61,156	—	61,156
2021	51,737	40,183	91,920
2020	13,755	—	13,755

Compensation Actually Paid vs. Total Shareholder Return
As demonstrated by the following graph, the amount of "compensation actually paid" to Mr. Farmer and the average amount of "compensation actually paid" to Comerica’s NEOs as a group (excluding Mr. Farmer) are aligned with Comerica’s cumulative TSR over the five years presented in the table. "Compensation actually paid" is aligned with cumulative TSR over the period because a significant portion of the "compensation actually paid" to Mr. Farmer and to the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” Comerica aims for approximately 65% of the value of total compensation awarded to the NEOs to be comprised of equity awards, including RSUs, performance-based SELTPP units and stock options.

"COMPENSATION ACTUALLY PAID" VS. COMPANY TSR

¢	PEO	¢	Average for Non-PEO NEOs	TSR

Compensation Actually Paid vs. Net Income
The following table represents the amount of "compensation actually paid" to Mr. Farmer and the average amount of "compensation actually paid" to Comerica’s NEOs as a group (excluding Mr. Farmer) compared to Comerica’s net income over the five years presented. While Comerica does not specifically use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure of MIP EPS, which the Company does use for setting goals in Comerica’s short-term incentive compensation program, the AEI. As described in more detail in the section “Compensation Discussion and Analysis,” Comerica aims for approximately 21% of the value of total compensation awarded to the NEOs to consist of amounts determined under the AEI. "Compensation actually paid" is influenced by various factors including, but not limited to, share price volatility, performance metrics, timing of outstanding award vesting and new equity grants.

"COMPENSATION ACTUALLY PAID " VS. NET INCOME

¢	PEO	¢	Average for Non-PEO NEOs	Net Income

Compensation Actually Paid vs. Company Selected Measure
The following table represents the amount of "compensation actually paid" to Mr. Farmer and the average amount of "compensation actually paid" to Comerica’s NEOs as a group (excluding Mr. Farmer) as compared to Comerica’s MIP EPS over the five years presented. While Comerica uses numerous financial and non-financial performance measures for the purpose of evaluating performance for Comerica’s compensation programs, Comerica has determined that MIP EPS is the financial performance measure that best aligns compensation actually paid to its NEOs, for the most recently completed fiscal year, to Comerica performance. Comerica utilizes MIP EPS when setting goals for the AEI. As described in more detail in the section “Compensation Discussion and Analysis,” Comerica aims for approximately 21% of the value of total compensation awarded to the NEOs to consist of amounts determined under the AEI and approximately 65% of the value of total compensation awarded to the NEOs to be comprised of equity awards, including RSUs, performance-based SELTPP units and stock options. "Compensation actually paid" is influenced by various factors including, but not limited to, share price volatility, performance metrics, timing of outstanding award vesting and new equity grants.

"COMPENSATION ACTUALLY PAID" VS. MIP EPS

¢	PEO	¢	Average for Non-PEO NEOs	MIP EPS

Total Shareholder Return Vs Peer Group
As demonstrated by the following graph, Comerica’s cumulative TSR over the five-year period presented in the table was 11%, while the cumulative common stock TSR of Comerica's peer group presented for this purpose, the KBW Bank Index, was 33% over the same five-year period. Comerica’s cumulative TSR outperformed the KBW Index during 2021 and 2022. For more information regarding the Comerica’s performance and the companies that the Governance, Compensation and Nominating Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”

COMPANY TSR VS. PEER GROUP TSR

Tabular List, Table
As described in greater detail in “Compensation Discussion and Analysis,” Comerica’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by Comerica to link executive compensation actually paid to Comerica’s NEOs, for the most recently completed fiscal year, to Comerica’s performance are as follows:
•MIP EPS
•MIP Efficiency Ratio
•SELTPP ROCE
•ROCE
•Strategic Initiatives
•Relative TSR (the Company’s TSR as compared to a peer group established by the Governance, Compensation and Nominating Committee)

Total Shareholder Return Amount	$ 111	95	107	134	83
Peer Group Total Shareholder Return Amount	133	97	98	124	90
Net Income (Loss)	$ 698,000,000	$ 881,000,000	$ 1,151,000,000	$ 1,168,000,000	$ 497,000,000
Company Selected Measure Amount | $ / shares	5.63	8.10	6.83	6.12	5.14
PEO Name	Mr. Farmer
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income reflected in Comerica’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	MIP EPS
Non-GAAP Measure Description	"MIP EPS" measures absolute performance for one-year EPS excluding non-performance items, uses net-charge-offs in lieu of provision expense for credit losses and applies an interest rate collar of 50%. Please see "Compensation Discussion and Analysis" for more information about this calculation.
Measure:: 2
Pay vs Performance Disclosure
Name	MIP Efficiency Ratio
Non-GAAP Measure Description	"MIP Efficiency Ratio"* measures absolute performance for one-year efficiency ratio excluding non-performance items, applies an interest rate collar of 50% and excludes the impact of any loss of hedge accounting treatment (all on a pre-tax basis).
Measure:: 3
Pay vs Performance Disclosure
Name	SELTPP ROCE
Non-GAAP Measure Description	"SELTPP ROCE"* measures Comerica's average return on common equity ("ROCE") by utilizing net charge-offs instead of provision expense for credit losses from the return metric, and, for the plan issued in 2024, excludes accumulated other comprehensive income from common equity. One-year computations are completed and averaged over the three-year performance period to determine SELTPP ROCE over a three-year period.
Measure:: 4
Pay vs Performance Disclosure
Name	ROCE
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Initiatives
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Governance, Compensation and Nominating Committee)
Non-GAAP Measure Description	Total Shareholder Return ("TSR") is cumulative for the measurement periods beginning on December 31, 2019 and ending on the last fiscal day in 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the KBW Bank Index for each year disclosed in the table.
PEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,329,350	$ 5,093,202	$ 4,281,205	$ 3,805,582	$ 3,188,716
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,497,226	2,475,769	3,162,544	7,734,030	149,175
PEO | Adjustment, Reported Change In The Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,036	308,280	187,153	114,858	158,455
PEO | Adjustment, Pension Benefit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,269	165,817	136,366	99,392	49,894
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	5,991,677	3,876,155	3,749,103	5,603,372	2,635,946
PEO | Change in Fair Value of Equity Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	878,442	(1,634,844)	(624,360)	1,999,322	(2,065,535)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(372,893)	234,458	37,801	131,336	(421,236)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Pension Benefit, Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Benefit	123,269	165,817	136,366	95,950	49,894
PEO | Pension Benefit, Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Benefit	0	0	0	3,442	0
Non-PEO NEO | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,192,748	1,056,868	899,126	911,371	799,843
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,442,571	376,960	18,834	1,800,780	841,834
Non-PEO NEO | Adjustment, Reported Change In The Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,688	210,819	23,937	27,476	130,925
Non-PEO NEO | Adjustment, Pension Benefit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,619	64,349	61,156	91,920	13,755
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,340,983	804,325	651,661	1,341,915	1,139,640
Non-PEO NEO | Change in Fair Value of Equity Awards Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	169,832	(355,066)	(184,686)	421,124	(208,030)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(68,244)	(72,299)	14,219	37,741	(89,776)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	(462,360)	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Pension Benefit, Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Benefit	44,619	64,349	61,156	51,737	13,755
Non-PEO NEO | Pension Benefit, Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Benefit	$ 0	$ 0	$ 0	$ 40,183	$ 0